Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Deferred tax assets:
Loss carryforwards	$ 7,321	$ 8,416
Accrued compensation	1,884	1,158
Accrued expenses	390	0
Operating lease liabilities	362	457
Exchange rate differences	344	0
Other, net	235	0
Total deferred tax assets	10,536	10,031
Deferred tax liabilities:
Deferred cost of revenue	(3,831)	(2,733)
Goodwill and other intangible assets	(874)	(1,147)
Exchange differences	0	(719)
Accrued expenses	0	(448)
Depreciation of property and equipment	(550)	(1,017)
Operating lease right-of-use assets	(295)	(363)
Other, net	0	(620)
Total deferred tax liabilities	(5,550)	(7,047)
Valuation allowance	(5,732)	(5,701)
Net deferred tax liabilities	(746)	(2,717)
Recorded as:
Deferred income taxes	3,303	2,015
Deferred income taxes	(4,049)	(4,732)
Net deferred tax liabilities	$ (746)	$ (2,717)